Intangible assets (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA ®	Oncology Platform	Total

Cost
Balance as at December 1, 2017 and November 30, 2018	$5,207	$3,055	$14,041	$-	22,303
Additions	6,765	4,557	-	3,449	14,771

Balance as at November 30, 2019	$11,972	$7,612	$14,041	$3,449	37,074

Accumulated amortization
Balance as at December 1, 2017	$-	$-	$5,415	$-	5,415
Amortization	257	-	1,510	-	1,767

Balance as at November 30, 2018	$257	$-	$6,925	$-	7,182
Amortization	901	-	1,511	-	2,412

Balance as at November 30, 2019	$1,158	$-	$8,436	$-	9,594

Net carrying amounts
November 30, 2019	$10,814	$7,612	$5,605	$3,449	27,480

November 30, 2018	$4,950	$3,055	$7,116	$-	15,121

December 1, 2017	$5,207	$3,055	$8,626	$-	16,888

Schedule of Commercial Milestone Payment
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payment
s
upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment

(i) Achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year	$7,000 payable in two equal annual installments of $3,500
(ii) Upon first achieving annual net sales of $200,000	$10,000
(iii) Upon first achieving annual net sales of $500,000	$40,000
(iv) Upon first achieving annual net sales of $1,000,000	$100,000